Leases (Tables)	12 Months Ended
Mar. 31, 2018
Leases [Abstract]
Future minimum payments for capital leases
Future minimum payments under capital leases for the years ending March 31,	Principal repayment	Interest payment	Total obligations
	$ in thousands	$ in thousands	$ in thousands

2019	28	2	30
2020	27	1	28
2021	5	0	5

	60	3	63

Future minimum payments for operating leases
Year ending March 31,	$ in thousands

2019	29

29

Future minimum rental income
Year ending March 31,	$ in thousands

2019	1,436
2020	454

1,890